OBLIGATIONS UNDER FINANCE LEASES	12 Months Ended
Dec. 31, 2011
OBLIGATIONS UNDER FINANCE LEASES

18. OBLIGATIONS UNDER FINANCE LEASES

The Company has entered into finance leases for certain electronic equipment with 3-year payment terms. The following is an analysis of the leased property under finance lease:

December 31, 2011
Electronic equipment	19,696
Less: Accumulated depreciation	(3,173)

Total	16,523

The following is a schedule of future minimum lease payments under finance leases together with the present value of the net minimum lease payments as of December 31, 2011:

December 31, 2011
2012	7,233
2013	7,233
2014	1,407
Total minimum lease payments	15,873
Less: Amount representing interest	(1,117)

Present value of net minimum lease payments	14,756

Analysis as:	7,006
Current	7,750

Non Current	14,756

The above finance lease obligations are included in finance lease liabilities in the balance sheet.